Stock Awards (Details) - The fair value of estimated assumption (Employee Stock Option [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock Awards (Details) - The fair value of estimated assumption [Line Items]
Expected term	4 years 9 months	4 years 9 months
Dividend yield	0.00%	0.00%
Minimum [Member]
Stock Awards (Details) - The fair value of estimated assumption [Line Items]
Risk-free interest rate	0.71%	0.71%
Expected volatility	96.73%	65.02%
Maximum [Member]
Stock Awards (Details) - The fair value of estimated assumption [Line Items]
Risk-free interest rate	1.22%	1.14%
Expected volatility	108.14%	103.61%